Non-operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-operating income
Foreign exchange gain	$ 3,483	$ 686	$ 1,315
Gains from the remeasurement of crypto assets	27
Unrealized gains on investment	32
Sale of arago intellectual property			900
Financial income	44	684	36
Interest income	6,107	174	90
Gain on repayment of ExWorks Loan	3,699
Other	31	85	33
Total non-operating income from continuing operations	$ 13,423	$ 1,629	$ 2,374